Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Services Portfolio
November 30, 2024
MED-NPRT3-0125
1.810676.120
Common Stocks - 97.7%
	Shares	Value ($)
UNITED STATES - 97.7%
Financials - 0.5%
Insurance - 0.5%
Oscar Health Inc Class A (a)	368,500	6,386,105
Health Care - 97.2%
Health Care Providers & Services - 96.6%
Acadia Healthcare Co Inc (a)	662,800	26,929,564
agilon health Inc (a)(b)	4,963,560	10,373,840
Alignment Healthcare Inc (a)	1,005,722	12,682,154
Astrana Health Inc (a)(b)	308,600	13,346,950
BrightSpring Health Services Inc (a)(b)	1,252,400	24,171,320
Cencora Inc	233,900	58,837,545
Centene Corp (a)	952,184	57,131,040
Chemed Corp	70,200	40,181,778
Cigna Group/The	352,272	118,997,482
CVS Health Corp	1,742,070	104,262,890
Elevance Health Inc	84,402	34,348,238
Encompass Health Corp	421,500	43,389,210
HCA Healthcare Inc	98,400	32,198,448
Humana Inc	36,300	10,758,594
LifeStance Health Group Inc (a)	3,308,059	24,876,604
McKesson Corp	146,800	92,263,800
Molina Healthcare Inc (a)	197,100	58,716,090
Option Care Health Inc (a)	905,100	21,541,380
Privia Health Group Inc (a)(b)	1,273,664	27,358,303
Quest Diagnostics Inc	114,600	18,640,836
Surgery Partners Inc (a)(b)	1,271,436	30,311,034
Tenet Healthcare Corp (a)	177,600	25,339,968
UnitedHealth Group Inc	506,750	309,218,850
US Physical Therapy Inc	163,300	16,127,508
		1,212,003,426
Health Care Technology - 0.6%
Waystar Holding Corp (a)(b)	239,000	7,380,320
TOTAL HEALTH CARE		1,219,383,746

TOTAL UNITED STATES		1,225,769,851
TOTAL COMMON STOCKS (Cost $754,018,540)		1,225,769,851

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Health Care - 0.5%
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC (a)(c)(d)(e)	69,639	316,161
Health Care Technology - 0.5%
Aledade Inc (a)(c)(e)	59,859	2,266,262
Aledade Inc Series B1 (a)(c)(e)	52,232	1,977,504
Aledade Inc Series E1 (a)(c)(e)	40,149	1,520,040
		5,763,806
TOTAL HEALTH CARE		6,079,967

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,136,999)		6,079,967

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.64	20,679,288	20,683,424
Fidelity Securities Lending Cash Central Fund (f)(g)	4.64	31,382,315	31,385,454
TOTAL MONEY MARKET FUNDS (Cost $52,068,878)			52,068,878

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $815,224,417)	1,283,918,696
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(28,921,677)
NET ASSETS - 100.0%	1,254,997,019

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,079,967 or 0.5% of net assets.

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc	6/07/23	2,999,983

Aledade Inc Series B1	5/07/21	2,000,000

Aledade Inc Series E1	5/20/22	1,999,998

Thriveworks Topco LLC	7/23/21 - 2/25/22	2,137,018

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	8,504,694	258,924,722	246,746,546	247,114	554	-	20,683,424	0.0%
Fidelity Securities Lending Cash Central Fund	87,877,224	480,228,441	536,720,211	86,389	-	-	31,385,454	0.1%
Total	96,381,918	739,153,163	783,466,757	333,503	554	-	52,068,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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